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Stone Ridge All Asset Variance Risk Premium Fund
Stone Ridge All Asset Variance Risk Premium Fund
Investment Objective
The Stone Ridge All Asset Variance Risk Premium Fund’s (the “Fund”) investment objective is to achieve capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stone Ridge All Asset Variance Risk Premium Fund Class I
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees	none
Broker Interest Expense	0.01%
All Other Expenses	0.76%	[1]
Total Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.03%	[2]
Total Annual Fund Operating Expenses	2.30%
(Fee Waiver and/or Expense Reimbursement)	(0.10%)	[3]
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)	2.20%
[1]	All Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year ending October 31, 2021.
[2]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Through February 28, 2022, the Adviser (defined below) has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, to 2.10% of the average daily net assets of the Fund. The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) and the consent of the Adviser.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Stone Ridge All Asset Variance Risk Premium Fund | Class I | USD ($)	223	709	1,221	2,628

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Stone Ridge All Asset Variance Risk Premium Fund | Class I | USD ($)	223	709	1,221	2,628

Portfolio Turnover
A change in the securities held by the Fund is known as “portfolio turnover.” A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus.
Principal Investment Strategies
The Fund seeks to generate returns by receiving premiums from selling put and call options related to a variety of assets, such as commodities or foreign currencies, that the Adviser (as defined herein) believes offer variance risk premiums. By entering into derivatives contracts and making these types of investments, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium or other payment/return received by the Fund under the derivatives contract or in connection with the investment. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into its obligations under these investments and the level of volatility realized on the assets underlying these investments. There can be no assurance that the variance risk premium will be positive for the Fund’s investments at any time or on average and over time.
Options are a type of derivative instrument through which option sellers assume conditional obligations to option buyers relating to the assets or other references underlying the option (each, an “Underlying Reference”). A put option is a contract that entitles the purchaser to receive from the seller a fixed price (the strike price of the put option) in exchange for the Underlying Reference on or before the expiration date of the option or a cash payment (in the case of a cash settled option contract) equal to the amount of any depreciation in the value of the Underlying Reference below a fixed price (the strike price of the put option) as of the exercise date of the option. A call option is a contract that entitles the purchaser to receive from the seller the Underlying Reference in exchange for a fixed price (the strike price of the call option) on or before the expiration date of the option or a cash payment (in the case of a cash-settled option contract) equal to the amount of any appreciation in the value of the Underlying Reference over the strike price as of the exercise date of the option.
The Adviser believes that investing should involve a long-term view and a systematic focus on sources of expected return, not on security selection or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns — the “variance risk premium” in certain derivative instruments and other investments (collectively, “investments”). The “variance risk premium” is positive if the “implied volatility” — the expected level of volatility priced into different types of investments — is higher, on average, than the volatility actually experienced on the asset underlying the investment. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility).
The Adviser does not intend to purchase or sell investments for the portfolio based on prospects for the economy, the relevant markets or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums that have historically been positive on average and over time wherever they may arise, regardless of the specific underlying assets and to provide an investment return from the premiums or payments it receives from making these investments. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible investments offering the Fund the potential to capture the benefit of the variance risk premiums associated with different asset classes. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments. The Adviser seeks to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy.
The Fund typically pursues its investment objective by entering into exchange-traded or over-the-counter
(“OTC”) derivative contracts primarily related to commodities and foreign currencies. The Fund may enter into a variety of derivative contracts, but typically expects to enter into put and call options, futures contracts, options on futures contracts, swaps and swaptions. This universe of investments is subject to change under varying market conditions and as these instruments evolve over time.
Currently, the Fund expects to have exposure to the following asset classes (either directly or indirectly through reference to a derivative contract, other investment or through an investment in a wholly-owned subsidiary (as described further below)), but is not restricted in its exposure to any asset class:

•	Commodities, including any physical ( e.g. , tangible assets, including industrial and precious metals, oil, natural gas and agricultural products) or financial commodity;

•	Foreign currencies;

•
Interest rates, including any derivatives contract that provides exposure to a fixed or floating interest rate reference or benchmark determined by any central bank, certain benchmark government obligations, overnight deposit rate instruments and time value deposits;

•
Equity and debt securities, including any publicly traded or privately offered U.S. and foreign
(non-U.S.)
equity securities (including common and preferred stock); publicly traded U.S. and foreign debt securities (including fixed and floating rate bonds); and

•	Volatility, including any derivatives contract that provides exposure to a measurement of implied or realized volatility or variance of an asset.
Subject to any restrictions under applicable law, the Fund is not restricted in its exposure to any particular market (including emerging markets), type of derivatives contract or asset class and may have exposure to the securities of companies of any market capitalization or credit rating, including to companies rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality.
The Fund may (but is not obligated to) seek to hedge its exposure to price movements in an Underlying Reference by taking long or short positions in the underlying assets, related assets or other offsetting derivative positions, such as by hedging options on an index with futures on that same index (this is known as “delta hedging”). To gain long investment exposure, the Fund may invest in assets directly or use derivatives (including futures). To gain short investment exposure, the Fund may use derivatives (including futures) and make short sales, including short sales of assets the Fund does not own, which may require the Fund to pay a premium to borrow the assets sold short and to pay the lender any dividends or interest received on the assets while borrowed. The Fund may also at times be a net purchaser, rather than seller, of options or other derivatives relating to a particular Underlying Reference or may offset exposure to one Underlying Reference by being a net purchaser of derivatives relating to a different Underlying Reference.
The Fund expects to gain exposure to the commodities markets by investing in a wholly-owned and controlled subsidiary (the “Subsidiary”) organized in the Cayman Islands and advised by the Adviser. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives, such as commodity-linked futures, options and swaps. References herein to the Fund include references to the Subsidiary in respect of the Fund’s exposure to the commodities markets.
When the Fund enters into derivatives transactions, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the derivative depending on changes in value of the derivative. In some cases, the Fund posts margin directly to a broker or futures commission merchant (“FCM”), and in some cases the Fund posts margin to its custodian under an escrow or tri-party
collateral arrangement. In the case of a broker who is not an FCM, any posting of margin directly to that broker must be specifically approved by the Board. When the Fund posts margin directly to a broker or FCM, the Fund is subject to the credit risk and fraud risk of that broker or FCM with respect to that posted margin. There is generally no limit on the amount of margin that the Fund may post directly to a single broker or FCM or to all brokers and FCMs, and the Fund typically posts a significant portion of its assets in this manner. As a result, at any time the Fund may have substantial credit exposure to one or more brokers and/or FCMs.
For collateral purposes, in connection with certain of the Fund’s derivatives contracts, the Fund invests a substantial portion of its assets in U.S. Treasury bills and other highly rated securities. Some of the Fund’s derivatives investments and certain assets of the Fund related to the Fund’s derivative investments may be treated as illiquid. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities.
The Adviser has broad discretion to allocate the Fund’s assets among derivative types and asset classes and to determine whether and how to hedge the Fund’s exposures and how much leverage to apply. In constructing the portfolio, the Adviser seeks to limit the Fund’s exposure to any single asset class by making investments related to a variety of asset classes. Further, within each asset class, the Adviser seeks to cause the Fund to have exposures to multiple underlying assets, geographic regions, economic sectors and maturities. The Adviser seeks to allocate the Fund’s assets dynamically in response to supply and demand for risk transfer services in the global markets, typically with a total amount of overall portfolio risk exposure estimated to be consistent with an annual portfolio volatility of approximately 10% on average over a long period of time. However, the Adviser will not actively adjust the portfolio in response to short term deviations in the portfolio’s trailing realized volatility from its long-run
target. With the exception of certain asset diversification tests under the Internal Revenue Code of 1986, as amended (the “Code”), there is no stated limit on the percentage of assets the Fund can invest in a particular instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of instruments or asset classes.

Principal Investment Risks
An investment in the Fund involves special risk considerations. You should consider carefully the risks summarized below, which are described in more detail under “Investment Objective, Strategies and Risks — More Information on Risks of Investing” below.
Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. The Fund is subject to the principal risks noted below, whether through the Fund’s direct investments, investments by its Subsidiary or derivatives positions.
Derivatives Risk.
The Fund invests in a variety of derivatives, including put and call options, futures contracts, options on futures contracts, forward contracts, swaps, swaptions and other exchange-traded and OTC derivatives contracts. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, the Underlying Reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the Underlying Reference they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. The Fund’s use of derivatives may not be effective or have the desired results.
Derivatives in which the Fund may invest may have embedded leverage (
i.e.
, a notional value in excess of the assets needed to establish and/or maintain the derivative position). As a result, adverse changes in the value or level of the Underlying Reference may result in a loss substantially greater than the amount invested in the derivative itself (see “Borrowing and Leverage Risk” below).
Specific risks involved in the use of certain types of derivatives in which the Fund may invest include options risk, call option risk, put option risk, options on futures risk, futures risk, forwards risk, swaps risk, swaptions risk, counterparty risk and margin risk (see “Investment Objective, Strategies and Risks — More Information on the Risks of Investing” below). For example, options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.
Hedging with Derivatives Risks
.
 The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund’s return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. If the Fund has used derivatives to hedge or otherwise reduce the Fund’s risk exposure to a particular position and then disposes of that position at a time at which it cannot also settle, terminate or close out the corresponding hedge position, this may create short investment exposure. Certain “short” derivative positions involve investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited.
Commodities Risk
.
The market price of the commodities instruments to which the Fund is exposed can be extremely volatile and may be adversely affected by changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as livestock disease, embargoes, tariffs and international economic, political and regulatory developments. No, or a limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Therefore, the Fund’s exposure to the commodities markets can cause the NAV of the Fund to decline or fluctuate in a rapid and unpredictable manner.
Management and Operational Risk
.
The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.
The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider.
Illiquidity Risk
.
The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. Illiquid investments may also be difficult to value. A lack of liquidity may cause the value of investments to decline. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with redemptions) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.
Borrowing and Leverage Risk
.
The Fund may obtain financing to meet redemption requests, make investments (i.e., to make additional portfolio investments) and to address cash flow timing mismatches, and may obtain leverage through derivative instruments that afford the Fund economic leverage. Therefore, the Fund is subject to leverage risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more Underlying References or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent that the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
The Fund’s borrowings, which would typically be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Borrowing gives rise to interest expense and may require the Fund to pay other fees. Unless the rate of return, net of applicable Fund expenses, on the Fund’s investments exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s net assets attributable to leverage will generate less income than will be needed to pay the costs of the leverage to the Fund, resulting in a loss to the Fund, even if the rate of return on those assets is positive. The Fund’s ability to obtain leverage through borrowings is dependent on its ability to establish and maintain an appropriate line of credit or other borrowing facility. Market conditions may unfavorably impact the Fund’s ability to secure borrowings on favorable or commercially feasible terms.
Principal Risks of the Underlying References
.
The Fund is also subject to the principal risks of the asset classes noted below, whether through the Fund’s (i) derivatives positions or other investments that provide exposure to the Underlying References, (ii) investments in exchange traded funds (“ETFs”), (iii) investments through its Subsidiary or (iv) direct investments.
Equity Investing Risk
.
Equity investing risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Finally, the prices of equities are also sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.
Debt Investing Risk
.
The values of debt securities (and other income-producing securities, such as preferred securities and convertible securities) to which the Fund is exposed change in response to interest rate changes. In general, the value of a debt security is likely to fall as interest rates rise. This risk is generally greater for obligations with longer maturities or for debt securities that do not pay current interest (such as zero-coupon
securities). Debt securities with floating interest rates can be less sensitive to interest rate changes, although, to the extent the Fund’s income is based on short-term interest rates that fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates; floating rate loans can also decrease in value if their interest rates do not rise as quickly or as much as market interest rates. Conversely, variable rate instruments generally will not increase in value if interest rates decline. When interest rates increase or for other reasons, debt securities may be repaid more slowly than expected. As a result, the maturity of the debt instrument may be extended, increasing the potential for loss.
Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions and market developments), and debt securities may be difficult to value during such periods. Over the past decade, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates by purchasing bonds. To the extent the U.S. Federal Reserve raises interest rates in the future, there is a risk that rates across the financial system may rise, which could have an adverse effect on prices for debt securities and on the management of the Fund.
Credit Risk.
The value of a debt security depends on the issuer’s credit quality or ability to pay principal and interest when due. The value of a debt security is likely to fall if an issuer or the guarantor of a security is unable or unwilling (or perceived to be unable or unwilling) to make timely principal and/or interest payments or otherwise to honor its obligations, or if the debt security’s rating is downgraded. The obligations of issuers are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The value of a debt security can also decline in response to other changes in market, economic, industry, political and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.
Below-Investment-Grade Securities and Unrated Securities Risk
.
The Fund may have exposure, without limitation, to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of comparable quality. Below-investment-grade debt securities, which are commonly called “junk bonds,” are rated below
BBB-
by S&P Global Ratings (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.”
Below-investment-grade investments may be subject to greater risks than other investments, including being subject to greater levels of risk related to changes in interest rates (in the case of debt securities), credit risk (including a greater risk of default) and illiquidity risk. The ability of the issuer to make principal and/or interest payments is predominantly speculative for below-investment-grade investments or unrated investments judged by the Adviser to have a similar quality. The Fund may also have exposure without limit in investments that are unrated and judged by the Adviser to be of below-investment-grade quality. Below-investment-grade investments or unrated investments judged by the Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below-investment-grade investments will fluctuate and may, therefore, cause the Fund’s value to be more volatile.
Currency Risk
.
The value of currencies to which the Fund is exposed can be volatile and fluctuate as a result of changes in overall market movements, real or perceived inflationary trends, stock market volatility, changes in interest rates, population growth and changing demographics, or factors affecting a particular country or region, such as international market, economic, industry, political and regulatory developments. Liquidity may be limited for certain currency derivatives, which may impair the ability to buy or sell such derivatives. In addition, adverse market conditions may cause liquidity to decrease. The Fund’s exposure to currency markets can cause the NAV of the Fund to decline or fluctuate.
Subsidiary Risk
.
By investing through its Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments that may be held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered as an investment company under the 1940 Act and is not subject to all of the investor protections of the 1940 Act, although the Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.
Market Risk
.
The value of the Fund’s investments may decline, sometimes rapidly or unpredictably, due to general economic conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic or political conditions throughout the world, changes in interest or currency rates or adverse investor sentiment generally. The value of the Fund’s investments also may decline because of factors that affect a particular industry or industries.
Volatility Risk
.
The Fund’s investment in volatility-linked derivative instruments is subject to the risk that the market value of a security or index will increase or decrease, sometimes rapidly and unpredictably, based upon changes in an issuer’s financial condition and/or overall market and economic conditions. The effect of changes in volatility on the Fund is subject to the Adviser’s ability to forecast volatility in an accurate and timely manner, which may depend on particular market conditions and other factors that are beyond the control of the Adviser. The Adviser’s volatility forecasts may be incorrect, and the volatility-linked derivative contracts entered into by the Fund based on the Adviser’s volatility forecasts may not achieve the intended effect.
Portfolio Volatility Risk
.
The Adviser typically seeks to allocate the Fund’s assets so that there is a total amount of overall portfolio risk exposure estimated to be consistent with an annual portfolio volatility of approximately 10% on average over a long period of time. However, there can be no assurance that the Adviser’s efforts to target 10% annual portfolio volatility will be successful, and average annual portfolio volatility over any particular time period may be greater or less than this target. The Adviser will not actively adjust the portfolio in response to short term deviations in the portfolio’s trailing realized volatility from its long-run
target. If average annual portfolio volatility exceeds the target over any particular time period, the Fund could experience greater losses than it otherwise would on any assets for which the variance risk premium is negative during such period. Conversely, if average annual portfolio volatility is less than the target over any particular time period, the Fund could experience smaller gains than it otherwise would on any assets for which the variance risk premium is positive during such period.
Short Sale Risk.
Short sales are transactions in which the Fund sells an asset it does not own to a third party by paying a premium to borrow the asset in anticipation of purchasing the same asset at the market price on a later date to close out the short position. The Fund may incur a loss if the market price of the asset underlying the short sale increases between the date of the short sale and the date on which the Fund must replace the borrowed asset or otherwise close out the transaction and such loss may exceed the initial investment. Entering into short sales where the Fund does not own the underlying asset creates a form of investment leverage, which can magnify the Fund’s exposure to changes in the value of the asset. Because the Fund may enter into short sales with respect to assets that it does not already own, the loss to the Fund from a short sale is theoretically unlimited, as the potential increase in the market price of the asset is unlimited.
Tax Risk
.
The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, would be taxable to shareholders as ordinary income.
Due to the Fund’s options strategies, a substantial portion of the Fund’s income potentially will consist of short-term capital gains. Distributions of the Fund’s short-term capital gains are taxable to shareholders as ordinary income, will not constitute qualified dividend income and will not qualify for the dividends-received deduction. In addition, shareholders will not be able to offset distributions of the Fund’s net short-term capital gains with capital losses that they recognize in respect of their other investments.
Foreign Investing Risk.
Investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s indirect and direct investments in foreign securities (see “Currency Risk” above). The Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit the Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Fund’s assets held in foreign countries.
Emerging Markets Risk.
Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign
(non-U.S.)
investments (see “Foreign Investing Risk”), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk and certain special risks associated with smaller companies.
Government Securities Risk
.
The Fund may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.
Smaller Company Risk
.
The Fund may invest in small companies that are considered
“mid-cap,”
“small-cap”
or
“micro-cap”
companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.
Preferred Securities Risk.
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Focused Investment Risk.
To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.
Portfolio Turnover
.
A change in the securities held by the Fund is known as “portfolio turnover.” The Fund engages in active and frequent trading to try to achieve its investment objective. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions, including distributions of short-term capital gain, which are taxable as ordinary income to shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce the Fund’s performance. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.
Expense Risk.
Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. The Fund’s expense limitation agreement, which generally remains in effect for a period of one year, mitigates this risk. However, there is no assurance that the Adviser will renew such expense limitation agreement from year-to-year.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of, reflect the historical performance, fees and expenses of Stone Ridge All Asset Variance Risk Premium Fund, a continuously offered closed-end
“interval” fund (the “Predecessor Fund”), reorganized into the Fund, and compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. The Fund has an identical investment objective as that of its Predecessor Fund, and the Adviser served as the investment adviser to the Predecessor Fund. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855)
609-3680
.

Best Quarter (as of December 31, 2019)	Worst Quarter (as of December 31, 2019)	Year to Date (as of September 30, 2020)
Q4 2016 5.68%	Q4 2018 (6.34)%	(27.73)%

Average Annual Total Returns for the periods ended December 31, 2019
Average Annual Total Returns - Stone Ridge All Asset Variance Risk Premium Fund	One Year	Since Inception	Inception Date
Class I	5.30%	3.08%	Apr. 02, 2015
Class I | Return After Taxes on Distributions	5.30%	1.52%	Apr. 02, 2015
Class I | Return After Taxes on Distributions and Sale of Fund Shares	3.14%	1.89%	Apr. 02, 2015
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	2.28%	1.13%	Apr. 02, 2015

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Actual after-tax returns
depend on your situation and may differ from those shown. Furthermore, the after-tax returns
shown are not relevant to those who hold their shares
through tax-deferred arrangements
such as 401(k) plans or individual retirement accounts.